UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2009
Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund
Portfolio of Investments November 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (91.9%)
	Apparel/Footwear Retail (2.2%)
32,020	Citi Trends Inc. (a)	$393,846
46,407	Luluemon Athletica Inc. (a)	455,717

		849,563

	Biotechnology (9.8%)
33,530	Alnylam Pharmaceuticals, Inc. (a)	611,252
23,444	Cepheid, Inc. (a)	318,369
27,488	Illumina, Inc. (a)	605,011
34,934	Techne Corp. (a)	2,166,257

		3,700,889

	Casino/Gaming (0.3%)
33,430	Lakes Entertainment, Inc. (a)	104,636

	Commercial Printing/Forms (0.9%)
19,892	VistaPrint Ltd. (Bermuda) (a)	325,234

	Construction Materials (5.1%)
50,694	Eagle Materials Inc.	1,064,574
27,496	Texas Industries, Inc.	848,526

		1,913,100

	Electronic Production Equipment (1.8%)
36,128	Tessera Technologies, Inc. (a)	664,033

	Electronics/Appliances (0.7%)
26,173	iRobot Corp. (a)	273,246

	Finance Energy (2.9%)
92,398	Brookfield Infrastructure Partners LP (Bermuda)	1,085,676

	Financial Publishing/Services (5.5%)
22,111	Interactive Data Corp.	512,091
12,264	Morningstar, Inc. (a)	394,901
77,783	Riskmetrics Group Inc. (a)	1,162,078

		2,069,070

	Home Building (1.1%)
120,014	Brascan Residential Properties S.A. (Brazil)	116,078
36,611	Gafisa S.A. (ADR) (Brazil)	295,085

		411,163

	Industrial Machinery (0.9%)
11,151	Middleby Corp. (a)	360,958

	Information Technology Services (2.4%)
40,507	Longtop Financial Technologies Ltd. (ADR) (Cayman Island) (a)	554,946
38,123	Market Leader, Inc. (a)	65,571
23,463	MercadoLibre Inc. (a)	289,064

		909,581

	Internet Retail (5.1%)
39,993	Blue Nile Inc. (a)	954,233
30,175	Ctrip.com International Ltd. (ADR) (Cayman Islands)	702,172
104	DeNA Co., Ltd. (Japan) (b)	258,941

		1,915,346

	Internet Software/Services (2.6%)
19,929	comScore Inc. (a)	185,738
41,460	GSI Commerce, Inc. (a)	330,022
29,945	Rediff.com India (ADR) (India) (a)	59,890
13,138	SINA Corp. (Cayman Islands) (a)	405,964

		981,614

	Investment Banks/Brokers (5.5%)
7,962	Climate Exchange PLC (United Kingdom) (b)	105,874
28,807	Greenhill & Co., Inc.	1,961,757

		2,067,631

	Lodging (0.6%)
232,192	Mandarin Oriental Intl Ltd. (Bermuda)	232,192

	Miscellaneous Commercial Services (7.4%)
15,622	Corporate Executive Board Co. (The)	360,243

NUMBER OF
SHARES		VALUE
35,708	Costar Group, Inc. (a)	1,164,795
42,646	Forrester Research, Inc. (a)	977,446
88,362	Information Services Group, Inc. (a)	273,922

		2,776,406

	Movies/Entertainment (0.0%)
1	WPT Enterprises, Inc. (a) (b)	0

	Oil & Gas Production (7.6%)
16,564	Carrizo Oil & Gas, Inc. (a)	342,875
33,266	Contango Oil & Gas Co. (a)	1,747,796
26,904	GMX Resources Inc. (a)	772,952

		2,863,623

	Other Consumer Services (10.8%)
38,015	Ambassadors Group, Inc.	344,416
16,014	American Public Education, Inc. (a)	633,514
12,247	Bankrate, Inc. (a)	336,425
25,887	GMarket, Inc. (ADR) (South Korea) (a)	408,756
9,087	New Oriental Education & Technology Group, Inc. (Cayman Islands) (ADR) (a)	468,980
34,143	Premier Exhibitions Inc. (a)	25,949
7,722	Strayer Education, Inc.	1,850,268

		4,068,308

	Other Transportation (2.0%)
34,185	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	758,907

	Packaged Software (1.6%)
24,223	Blackboard Inc. (a)	596,612

	Property — Casualty Insurers (1.3%)
46,393	Greenlight Capital Re, Ltd. (Class A) (Cayman Islands) (a)	485,271

	Real Estate Development (0.4%)
4,911	Consolidated-Tomoka Land Co.	168,693
9,890	FX Real Estate And Entertainment (a)	3,363

		172,056

	Recreational Products (3.6%)
32,700	ARUZE Corp. (Japan) (b)	309,671
35,900	Marvel Entertainment, Inc. (a)	1,057,255

		1,366,926

	Restaurants (3.1%)
38,796	BJ’S Restaurants Inc. (a)	379,425
42,595	P.F. Chang’s China Bistro, Inc. (a)	797,804

		1,177,229

	Services to the Health Industry (4.5%)
41,575	Advisory Board Co. (The) (a)	1,041,454
24,257	AthenaHealth Inc. (a)	662,944

		1,704,398

	Specialty Stores (0.7%)
58,167	CKX, Inc. (a)	255,935

	Specialty Telecommunications (1.1%)
73,564	Cogent Communications Group, Inc. (a)	404,602

	Wholesale Distributors (0.4%)
177,900	Integrated Distribution Services Group Ltd. (Bermuda) (b)	147,085

	TOTAL COMMON STOCKS (Cost $58,389,675)	34,641,290

	CONVERTIBLE PREFERRED STOCK (2.2%)
	Biotechnology (2.2%)
69,988	Microbia, Inc. - 144A (b) (c) (Cost $437,425)	839,856

	PREFERRED STOCKS (1.8%)
	Finance (1.0%)
51,797	Ning Inc. Ser D (b)	370,349

	Medical Specialties (0.8%)
46,575	Pacific Biosciences Ser E (b)	326,025

	TOTAL PREFERRED STOCKS (Cost $696,374)	696,374

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (3.8%)
	Investment Company
1,418	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio -Institutional Class (Cost $1,417,948)		1,417,948

	TOTAL INVESTMENTS (Cost $60,941,422)	99.7%	37,595,468
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	120,492

	NET ASSETS	100.0%	$37,715,960

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with a total market value of $2,357,801 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Resale is restricted to qualified institutional investors.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Special Growth Fund
Notes to the Portfolio of Investments
FAS 157
11/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$37,595,468	$35,237,667	$821,571	$1,536,230

Investments in
Securities
Beginning Balance	$437,425
Net purchases (sales)	696,374
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	402,431
Realized gains (losses)	0

Ending Balance	$1,536,230

Net change in unrealized appreciation/ depreciation from investments still held as of November 30, 2008	$402,431

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2009

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